Purchase Price Allocation (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 29, 2011 Carrier Enterprise II	Apr. 27, 2012 Carrier Enterprise III
Business Acquisition [Line Items]
Cash	$ 5	$ 10
Accounts receivable	24,300	46,718
Inventories	39,003	55,024
Other current assets	773	481
Property and equipment	4,402	2,517
Goodwill	12,357	65,291
Intangibles	20,600	151,172
Other assets	202	978
Accounts payable and accrued expenses	(22,894)	(44,208)
Noncontrolling interest	(29,519)	(104,244)
Total purchase price	$ 49,229	$ 173,739